Exhibit 99.1

World Omni Auto Receivables Trust 2026-B

Monthly Servicer Certificate

June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	1,233,233,446.05	45,112
Yield Supplement Overcollateralization Amount 05/31/26	82,233,968.66	0
Receivables Balance 05/31/26	1,315,467,414.71	45,112
Principal Payments	46,585,864.44	1,071
Defaulted Receivables	340,456.91	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	78,484,746.24	0
Pool Balance at 06/30/26	1,190,056,347.12	44,031

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.22%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,406,046,144.06	46,693

Delinquent Receivables:
Past Due 31-60 days	11,732,030.88	461
Past Due 61-90 days	3,376,888.85	118
Past Due 91-120 days	822,033.32	20
Past Due 121+ days	0.00	0
Total	15,930,953.05	599

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	205,302.95
Aggregate Net Losses/(Gains) - June 2026	135,153.96
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.12%
Prior Net Losses/(Gains) Ratio	0.12%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	10,710,507.12
Actual Overcollateralization	10,710,507.12
Weighted Average Contract Rate	5.79%
Weighted Average Contract Rate, Yield Adjusted	8.71%
Weighted Average Remaining Term	58.16

Flow of Funds	$ Amount
Collections	53,278,151.52
Investment Earnings on Cash Accounts	49,645.59
Servicing Fee	(1,096,222.85)
Transfer to Collection Account	-
Available Funds	52,231,574.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,041,567.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	151,707.42
(5) Noteholders' Second Priority Principal Distributable Amount	12,337,997.92
(6) Class C Interest	79,947.00
(7) Noteholders' Third Priority Principal Distributable Amount	19,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,710,507.12
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,169,847.01

Total Distributions of Available Funds	52,231,574.26

Servicing Fee	1,096,222.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,257,140,000.00
Original Class B	39,490,000.00
Original Class C	19,740,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	1,222,134,345.04
Principal Paid	42,788,505.04
Note Balance @ 07/15/26	1,179,345,840.00

Class A-1
Note Balance @ 06/15/26	173,764,345.04
Principal Paid	42,788,505.04
Note Balance @ 07/15/26	130,975,840.00
Note Factor @ 07/15/26	48.8715821%

Class A-2a
Note Balance @ 06/15/26	250,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	250,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-2b
Note Balance @ 06/15/26	199,140,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	199,140,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-3
Note Balance @ 06/15/26	449,140,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	449,140,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-4
Note Balance @ 06/15/26	90,860,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	90,860,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	39,490,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	39,490,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	19,740,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	19,740,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,273,222.21
Total Principal Paid	42,788,505.04
Total Paid	47,061,727.25

Class A-1
Coupon	3.82200%
Interest Paid	553,439.44
Principal Paid	42,788,505.04
Total Paid to A-1 Holders	43,341,944.48

Class A-2a
Coupon	4.11000%
Interest Paid	856,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	856,250.00

Class A-2b
SOFR Rate	3.59301%
Coupon	3.97301%
Interest Paid	659,321.01
Principal Paid	0.00
Total Paid to A-2b Holders	659,321.01

Class A-3
Coupon	4.37000%
Interest Paid	1,635,618.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,635,618.17

Class A-4
Coupon	4.45000%
Interest Paid	336,939.17
Principal Paid	0.00
Total Paid to A-4 Holders	336,939.17

Class B
Coupon	4.61000%
Interest Paid	151,707.42
Principal Paid	0.00
Total Paid to B Holders	151,707.42

Class C
Coupon	4.86000%
Interest Paid	79,947.00
Principal Paid	0.00
Total Paid to C Holders	79,947.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2462166
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.5049227
Total Distribution Amount	35.7511393

A-1 Interest Distribution Amount	2.0650725
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	159.6586009
Total A-1 Distribution Amount	161.7236734

A-2a Interest Distribution Amount	3.4250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4250000

A-2b Interest Distribution Amount	3.3108417
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.3108417

A-3 Interest Distribution Amount	3.6416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6416667

A-4 Interest Distribution Amount	3.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7083334

B Interest Distribution Amount	3.8416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.8416668

C Interest Distribution Amount	4.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	288.35
Noteholders' Third Priority Principal Distributable Amount	461.34
Noteholders' Principal Distributable Amount	250.31

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	3,290,943.97
Investment Earnings	9,608.29
Investment Earnings Paid	(9,608.29)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	3,290,943.97
Change	-

Required Reserve Amount	3,290,943.97